Other current financial assets (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of financial assets [abstract]
Schedule of Other Current Financial Assets

(CHF in millions)	6/30/2023	12/31/2022

Credit cards	8.6	6.9
Deposits	23.1	22.5
Other current financial assets	11.4	3.8
Other current financial assets at amortized cost	43.1	33.2
Other current financial assets at fair value through profit and loss	—	—
Other current financial assets	43.1	33.2